Note 13 - Common Stock, Warrants and Preferred Stock (Details) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 12, 2017	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2013	Apr. 20, 2017
Stockholders' Equity, Reverse Stock Split				One-for-twelve Reverse Stock Split Effective October 31, 2014, our board of directors and stockholders approved a one-for-twelve reverse stock split of the Company’s common stock. After the reverse stock split, each holder of record held one share of common stock for every 12 shares held immediately prior to the effective date. As a result of the reverse stock split, the number of shares underlying outstanding stock options and warrants and the related exercise prices were adjusted to reflect the change in the share price and outstanding shares on the date of the reverse stock split. The effect of fractional shares was not material. Following the effective date of the reverse stock split, the par value of the common stock remained at $0.001 per share. As a result, we have reduced the common stock in the consolidated balance sheets and statement of changes in stockholders’ equity included herein on a retroactive basis for all periods presented, with a corresponding increase to additional paid-in capital. All share and per-share amounts and related disclosures have been retroactively adjusted for all periods presented to reflect the one-for-twelve reverse stock split.
Sale of Stock, Price Per Share							$ 0.25
Price per unit		0.25
Common stock compensation				$ 351,500	$ 69,000
Warrants issued	16,155,006		6,155,000
Warrants outstanding				10,000,006	25,000
Preferred Stock, Shares Authorized	10,000,000		10,000,000	10,000,000	10,000,000
Preferred Stock, Par Value	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Private placement
Private placement units sold to related parties				1,431,733
Private placement units sold to related parties, value				$ 214,760
Waterton
Stock Issued During Period, Shares, Other					1,331,861
Sale of Stock, Price Per Share					$ 0.375
Stock Issued During Period, Value, Other					$ 499,448
Private placements
Private placement units sold				10,000,006
Private placement units sold, value				$ 1,500,000
Stock issued in conjunction with private placements				10,000,006
Warrants issued in conjunction with private placements				10,000,006
Shares reserved for issuance				10,000,006
Stock issued for mineral rights, property and equipment
Stock Issued During Period, Shares, Acquisitions					2,000,000
Stock Issued During Period, Value, Acquisitions					$ 1,200,000
Stock issued for compensation
Stock Issued During Period, Shares, Other				100,000
Stock Issued During Period, Value, Other				$ 14,000
Common stock compensation, stock				100,000
Common stock compensation				$ 69,000
Stock issued for stock unit awards
Common stock compensation, stock				675,000
Common stock compensation				$ 337,500
Warrants issued
Warrants issued				10,000,006		25,000
Exercise price of warrants issued				$ 0.25